Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - General and administrative expenses (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Consolidated Income Statement [Line Items]
Total general and administrative expenses | €	€ 19,540		€ 16,091		€ 9,727
General and administrative expenses
Consolidated Income Statement [Line Items]
Personnel costs		$ 7,447		$ 4,120		$ 3,365
Legal, consulting, bookkeeping and auditing costs		3,600		6,084		479
Provisions for bad debts, write-offs, and uncollectible amounts		1,203		4,102		4,073
Goodwill impairment		3,324		0		0
Third party services		860		319		238
Licenses		798		24		12
Insurance		640		214		29
Office expenses		499		264		120
Recruiting costs		458		323		182
Travel costs		361		233		62
Other expenses		350		408		363
Acquisition related costs		0		0		162
Restructuring costs		0		0		642
Total general and administrative expenses		$ 19,540		$ 16,091		$ 9,727